Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total property and equipment, net		$ 1,901	$ 7,755
Information Technology Equipment [Member]
Information technology equipment		31,892	31,892
Less accumulated depreciation		(29,991)	(24,137)
Total property and equipment, net		$ 1,901	$ 7,755